Condensed Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]	Dec. 31, 2009 Northrop Grumman Shipbuilding [Member]	Dec. 31, 2008 Northrop Grumman Shipbuilding [Member]
Sales and service revenues
Product sales	$ 4,201	$ 4,327	$ 5,798	$ 5,046	$ 5,207
Service revenues	639	660	925	1,246	982
Total sales and service revenues	4,840	4,987	6,723	6,292	6,189
Cost of sales and service revenues
Cost of product sales	3,543	3,842	5,042	4,415	4,672
Cost of service revenues	540	528	770	1,027	817
General and administrative expenses	471	473
Corporate home office and other general and administrative costs			663	639	564
Goodwill impairment	300				2,490
Operating income (loss)	(14)	144	248	211	(2,354)
Interest expense	(75)	(30)	(40)	(36)	(40)
Other, net			(2)	1
Earnings (Loss) from operations before income taxes	(89)	114	206	176	(2,394)
Federal income taxes	74	42	71	52	26
Net earnings (loss)	(163)	72	135	124	(2,420)
Basic earnings (loss) per share	$ (3.34)	$ 1.48
Weighted-average common shares outstanding, in millions	48.8	48.8
Diluted earnings (loss) per share	$ (3.34)	$ 1.48
Weighted-average diluted shares outstanding, in millions	48.8	48.8
Net earnings (loss) from above	(163)	72	135	124	(2,420)
Other comprehensive income
Change in unamortized benefit plan costs	51	37	11	142	(677)
Tax expense on change in unamortized benefit plan costs	(19)	(4)	5	(56)	264
Other comprehensive income, net of tax	32	33	16	86	(413)
Comprehensive income (loss)	$ (131)	$ 105	$ 151	$ 210	$ (2,833)